LEASE LIABILITIES - Roll forward (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
LEASE LIABILITIES
Balance at beginning of year	$ 114.2	$ 122.6
Lease obligations financing right-of-use assets	67.5	27.5
Repayments	(39.4)	(35.9)
Balance at end of year	142.3	114.2
Less current portion	(32.0)	(29.4)
Lease liabilities	$ 110.3	$ 84.8